Fair value of financial instrument - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of fair value measurement of assets and liabilities [line Items]
Changes in the fair value of the financial assets designated as at FVTPL attributable to changes in credit risk	No significant changes	No significant changes
Extent to which credit derivatives or similar instruments mitigate the maximum exposure to credit risk	Nominal	Nominal
Interest rate contracts [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 3 to Level 2	$ 217
Over-the-counter equity options [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3		$ 11
Transfers out of Level 3 to Level 2	231	52
Banking services [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fees received for services	5,426	5,139
Investment management, trust, custodial, underwriting, brokerage and other similar fiduciary services [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fees received for services	11,944	11,191
Derivative liabilities [member] | Interest rate contracts [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 3 to Level 2	27
Derivative liabilities [member] | Over-the-counter equity options [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3		105
Transfers out of Level 3 to Level 2	934	269
Personal deposits [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3	431	277
Transfers out of Level 3 to Level 2	803	545
AFS Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 3 to Level 2		188
Derivative assets [member] | Interest rate contracts [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 3 to Level 2	244
Derivative assets [member] | Over-the-counter equity options [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3		94
Transfers out of Level 3 to Level 2	703	321
Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3	206
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Positive fair value using reasonably possible alternatives	87
Negative fair value using reasonably possible alternatives	90
Positive fair value using other reasonably possible alternatives assets recorded in other components of equity	24
Negative fair value using other reasonably possible alternatives assets recorded in other components of equity	26
Negative fair value movement from using reasonably possible alternatives	65
Positive fair value movement from using reasonably possible alternatives	59
Obligations related to securities sold short [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	809	1,472
Transfers out of Level 2 to Level 1	$ 96	80
Significant unobservable inputs used in fair value measurement of assets and liabilities [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Discount rate adjustment when discounted cash flow method is used to determine fair value	2.00%
Significant unobservable inputs used in fair value measurement of assets and liabilities [member] | Minimum [Member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Auction rate securities, decrease in discount margin	15.00%
Auction rate securities, increase in discount margin	30.00%
Significant unobservable inputs used in fair value measurement of assets and liabilities [member] | Maximum [Member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Auction rate securities, decrease in discount margin	28.00%
Auction rate securities, increase in discount margin	45.00%
Trading Securities [member] | U.S. state, municipal and agencies debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	$ 529	1,143
Transfers out of Level 2 to Level 1	65	$ 339
Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3	125
Trading Securities [member] | Level 3 [member] | U.S. state, municipal and agencies debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Negative fair value using reasonably possible alternatives	(1)
Trading Securities [member] | Level 3 [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Positive fair value using reasonably possible alternatives	12
Negative fair value using reasonably possible alternatives	$ (12)